Share-Based Compensation - Additional Information (Details)	1 Months Ended			12 Months Ended
	Aug. 31, 2018 CNY (¥) shares	Aug. 31, 2018 $ / shares	Oct. 31, 2017 shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2017 $ / shares
SHARE-BASED COMPENSATION
Income tax benefit				¥ 0		¥ 0		¥ 0
Expiration period (in years)				10 years
Option granted vesting period (in years)				4 years
Granted (in shares) | shares				13,736,000		3,005,000		10,849,000
Share-based compensation expenses				¥ 187,884,000		¥ 198,825,000		¥ 177,262,000
Exercise Price | $ / shares					$ 0.0001
Restricted Share Units
SHARE-BASED COMPENSATION
Option granted vesting period (in years)				4 years
Share-based compensation expenses				¥ 39,200,000		52,100,000		48,900,000
Period over which remaining unrecognized stock-based compensation expense is recognized				1 year 3 months 18 days
Fair value and intrinsic value of restricted share units vested				¥ 24,200,000		¥ 69,900,000		¥ 11,600,000
Unrecognized compensation cost related to unvested restricted share units				¥ 5,700,000	$ 5,700,000
Employees, Directors and Non-employee Directors
SHARE-BASED COMPENSATION
Weighted average grant date fair value of options granted (in CNY/dollars per share) | ¥ / shares				¥ 23.0		¥ 25.5		¥ 35.6
Total intrinsic value of stock options				¥ 78,500,000		¥ 90,400,000		¥ 293,500,000
Total share-based compensation expense recognized for stock options granted				¥ 147,000,000.0		¥ 143,500,000		¥ 125,100,000
Granted (in shares) | shares				13,489,000		2,829,000		5,091,000
Exercised (in dollars per share) | $ / shares					$ 0.4529		$ 0.2399		$ 0.2548
Unrecognized compensation cost to be recognized and adjusted for future changes				¥ 285,900,000	$ 285,900,000
Period over which remaining unrecognized stock-based compensation expense is recognized				2 years 10 months 24 days
Exercise Price | $ / shares					$ 0.5000		$ 0.5000		0.5000	$ 0.0001
Non-employees
SHARE-BASED COMPENSATION
Total share-based compensation expense recognized for stock options granted				¥ 1,700,000		¥ 3,200,000		¥ 3,300,000
Exercised (in dollars per share) | $ / shares					$ 0.0001				$ 0.0001
Unrecognized compensation cost to be recognized and adjusted for future changes				¥ 0	$ 0
2017 Share Incentive Plan | Employees, Directors and Non-employee Directors
SHARE-BASED COMPENSATION
Granted (in shares) | shares	6,263,000
Exercised (in dollars per share) | $ / shares		$ 5.15
Share-based compensation expenses	¥ 16,900,000
Class A Ordinary Shares | 2017 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of ordinary shares authorized for stock based compensation | shares			22,859,634
Expiration period (in years)			10 years
Annual increase percentage on number of shares issued and outstanding			1.00%
Ordinary shares issued commencing date			Jan. 01, 2019